PREPAID EXPENSES (Schedule Of Prepaid Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid other taxes		$ 3,610	$ 1,774
Reimbursable expenses		0	44
Advances to suppliers		2,158	334
Employee receivable		191	44
Prepaid VAT tax		2,104	22
Deposits		490	234
Other		0	137
Total	$ 8,401	$ 8,553	$ 2,589